BUSINESS SEGMENT AND GEOGRAPHIC AREA INFORMATION (Tables)	12 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT INFORMATION

The Company’s segment information is as follows:

	Fiscal Year Ended March 31,
	2023	2022
Net sales
Health and wellness products	$15,990,756	$32,147,330
Other	111,380	2,276,984
Total net sales	$16,102,136	$34,424,314
Operating earnings (loss):
Segment gross profit:
Health and wellness products	$9,192,641	$22,059,788
Other	64,029	1,562,655
Total segment gross profit	9,256,670	23,622,443
Selling and marketing expenses	6,989,660	17,239,655
General and administrative expenses	17,081,915	19,714,963
Consolidated operating loss	$(14,814,905)	$(13,332,175)
Total Assets:
Health and wellness	$4,961,068	$13,729,219
Corporate	12,118,647	29,435,505
Consolidated total assets	$17,079,715	$43,164,724
Payments for property and equipment:
Health and wellness	$-	$208,952
Corporate	1,196,406	9,123,016
Consolidated payments for property and equipment	$1,196,406	$9,331,967
Depreciation and amortization expense:
Health and wellness	$101,733	$94,459
Corporate	624,933	560,808
Consolidated depreciation and amortization	$726,666	$655,267

SCHEDULE OF CONSOLIDATED NET SALES

Our consolidated net sales, by geographic area, were as follows:

	Fiscal Year Ended March 31,
Country	2023	2022
United States	$14,699,480	$29,803,258
Canada	769,229	2,446,330
Republic of Korea	441,666	1,706,367
Other	191,761	468,359
	$16,102,136	$34,424,314

SCHEDULE CONSOLIDATED TOTAL ASSETS

Our consolidated total assets, by geographic area, were as follows:

	Fiscal Year Ended March 31,
Country	2023	2022
United States	$15,774,367	$39,865,782
Republic of Korea	1,053,773	2,663,149
Other	198,212	635,793
	$17,079,715	$43,164,724